Capital and financial risk management - Credit risk - Operating activities - Movements in allowance for expected credit losses (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Contract assets and other receivables
Capital and financial risk management
Allowance for expected credit losses at beginning of period	€ 83	€ 101
Exchange movements	(3)	1
Amounts charged to credit losses on financial assets	138	114
Other	(140)	(133)
Allowance for expected credit losses at end of period	78	83
Trade receivables | Amortised cost [Member]
Capital and financial risk management
Allowance for expected credit losses at beginning of period	1,342	1,480
Exchange movements	(72)	(70)
Amounts charged to credit losses on financial assets	449	394
Other	(570)	(462)
Allowance for expected credit losses at end of period	1,149	1,342
Trade receivables | FVOCI
Capital and financial risk management
Allowance for expected credit losses at beginning of period	108	57
Exchange movements	1
Amounts charged to credit losses on financial assets	19	53
Other	(57)	(2)
Allowance for expected credit losses at end of period	€ 71	€ 108